Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2018 and March 31, 2019 are summarized in the table below.

	As of March 31, 2018						As of March 31, 2019
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	0.0	Rs.	0.0	Rs.	519.9	Rs.	0.0	Rs.	0.0	Rs.	625.0
Funds managed by insurance company (2)		0.0		3,797.4		0.0		0.0		4,632.5		0.0
Funds managed by trust
— Government securities		0.0		106.0		0.0		0.0		106.6		0.0
— Debenture and bonds		0.0		372.4		0.0		0.0		320.1		0.0
— Others		90.7		0.0		0.0		37.1		0.0		0.0

Total	Rs.	90.7	Rs.	4,275.8	Rs.	519.9	Rs.	37.1	Rs.	5,059.2	Rs.	625.0

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2018 and 2019.

	Funds managed by Insurance companies as of March 31,
	2018		2019		2019
	(In millions)
Particulars
Opening balance	Rs.	457.7	Rs.	519.9	US$	7.5
Realized interest credited to fund		40.6		36.7		0.5
Contribution during the period		93.2		88.6		1.3
Amount paid towards claim		(71.6)		(20.2)		(0.3)

Closing balance	Rs.	519.9	Rs.	625.0	US$	9.0

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2018 and March 31, 2019:

	As of March 31,
	2018		2019		2019
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	5,225.6	Rs.	5,975.5	US$	86.4
Service cost		741.0		820.6		11.9
Interest cost		392.2		476.7		6.9
Actuarial(gains)/ losses		97.8		(46.4)		(0.7)
Benefits paid		(481.1)		(572.9)		(8.3)

Projected benefit obligation, end of the period		5,975.5		6,653.5		96.2

Change in plan assets:
Fair value of plan assets, beginning of the period		3,902.2		4,573.4		66.1
Expected return on plan assets		297.4		347.4		5.0
Actuarial gains/(losses)		12.7		130.2		1.9

Actual return on plan assets		310.1		477.6		6.9
Employer contributions		842.2		1,023.7		14.8
Benefits paid		(481.1)		(572.9)		(8.3)

Fair value of plan assets, end of the period		4,573.4		5,501.8		79.5

Funded Status	Rs.	(1,402.1)	Rs.	(1,151.7)	US$	(16.7)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2017, March 31, 2018 and March 31, 2019 was comprised of the following components:

	Fiscal years ended March 31,
	2017		2018		2019		2019
	(In millions)
Service cost	Rs.	860.6	Rs.	741.0	Rs.	820.6	US$	11.9
Interest cost		454.6		392.2		476.7		6.9
Expected return on plan assets		(389.7)		(297.4)		(347.4)		(5.0)
Actuarial (gains)/losses		287.6		85.1		(176.6)		(2.6)

Net gratuity cost*	Rs.	1,213.1	Rs.	920.9	Rs.	773.3	US$	11.2

*

Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31,
	2017	2018	2019
(% per annum)
Discount rate*	6.8-8.1	7.4-8.0	7.2-8.4
Rate of increase in compensation levels of covered employees	5.0-12.0	5.0-11.0	5.0-9.0
Rate of return on plan assets	7.0-7.6	7.0-8.0	7.0-7.2

Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2020	Rs.	847.8
2021		713.9
2022		604.1
2023		527.1
2024		470.2
2025 - 2029		1,906.5

Schedule of Allocation of Plan Assets

As at March 31, 2019, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2019
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	76.9%	15.7%	36.0%
Debenture and bonds	17.3%	29.5%	48.8%
Equity securities	5.5%	53.3%	0.0
Other	0.3%	1.5%	15.2%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2019 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2018 and March 31, 2019:

	As of March 31,
	2018		2019		2019
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	722.2	Rs.	722.8	US$	10.5
Service cost		7.6		7.7		0.1
Interest cost		57.9		66.3		1.0
Actuarial (gains)/losses		22.6		6.5		0.1
Benefits paid		(87.5)		(125.7)		(1.8)

Projected benefit obligation, end of the period		722.8		677.6		9.9

Change in plan assets:
Fair value of plan assets, beginning of the period		361.6		313.0		4.5
Expected return on plan assets		23.6		18.6		0.3
Actuarial gains/(losses)		5.9		4.8		0.1

Actual return on plan assets		29.5		23.4		0.4
Employer contributions		9.4		8.8		0.1
Benefits paid		(87.5)		(125.7)		(1.8)

Fair value of plan assets, end of the period		313.0		219.5		3.2

Funded Status	Rs.	(409.8)	Rs.	(458.1)	US$	(6.7)

Schedule of Net Benefit Costs

Net pension cost for the years ended March 31, 2017, March 31, 2018 and March 31, 2019 was comprised of the following components:

	As of March 31,
	2017		2018		2019		2019
	(In millions)
Service cost	Rs.	12.9	Rs.	7.6	Rs.	7.7	US$	0.1
Interest cost		53.4		57.9		66.3		1.0
Expected return on plan assets		(26.1)		(23.6)		(18.6)		(0.3)
Actuarial (gains)/losses		17.7		16.7		1.7		0.0

Net pension cost*	Rs.	57.9	Rs.	58.6	Rs.	57.1	US$	0.8

*

Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2017	2018	2019
	(% per annum)
Discount rate*	8.1	8.0	8.4
Rate of increase in compensation levels of covered employees	8.0	8.0	8.0
Rate of return on plan assets	7.0	7.0	7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2020	Rs.	107.7
2021		97.5
2022		54.2
2023		26.6
2024		42.8
2025-2029		117.5

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2019 is as follows:

Asset category	Funds managed by trust
Government securities	8.5%
Debenture and bonds	91.5%
Other	0.0%

Total	100.0%